PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Prepaid and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
PREPAID AND OTHER CURRENT ASSETS, NET [Abstract]
Amount due from minority shareholder	[1]		¥ 54,023	¥ 54,023
Amount due from Xihua Group	[2]		49,800	49,800
Value added tax refundable	[3]		24,811	24,811
Due from former owners			14,910	14,430
Staff advances			6,389	12,510
Rental deposits			8,331	10,000
Prepaid professional services fees			2,457	7,283
Prepaid rental fees	[4]		3,067	6,364
Receivable from Zhenjiang operating rights	[5]		35,000	¥ 35,000
Receivable from Jinghan Group	[6]		122,822
Others	[7]		29,748	¥ 24,386
Total before allowance for doubtful accounts			351,358	238,607
Less: allowance for doubtful accounts			(195,254)	(90,731)
Total		$ 24,099	156,104	147,876
Payable balance recorded by a subsidiary prior to be acquired by the Group	[8]		¥ 49,800	¥ 49,800

[1]	The balance represented Shenyang K-12's amount due from its minority shareholder amounting to RMB 54,023, which were tuition fees that have been collected from students but were misappropriated by its minority shareholder. As of December 31, 2014 and 2015, full provision was provided as the collectability was remote.
[2]	A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Group. No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statement.
[3]	Management considered the collectability of VAT refund was remote as a result of tax dispute between Ambow Online, Yuhua and the tax authority, as disclosed in Note 17(c), the Group provided a provision amounting to RMB 24,811 as of December 31, 2014 and 2015.
[4]	An impairment loss of RMB 3,995 was made against the current portion of the prepaid long-term lease regarding the Career Enhancement Education Facility in Beijing (“Ambow Beijing Campus”) , as the capital lease and prepaid long-term lease regarding Ambow Beijing Campus were not available for use (Note 8 and 11).
[5]	The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2014 and 2015, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (Note 12); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.
[6]	As of December 31, 2015, the original receivable due from Jinghan Group was RMB 141,017. Along with the disposal of Jinghan Group, RMB 18,195 of the receivable was written off according to the waiver agreement and an additional allowance of RMB 96,863 was provided (see Note 23(c)).
[7]	Others mainly included inventory of and prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous item with trivial amount.
[8]	The balance included the amounts due to former owners of subsidiaries who were no longer classified as the Group's related parties (See Note 22).